Accruals and Other Payables	12 Months Ended
Dec. 31, 2024
Accruals and Other Payables [Abstract]
Accruals and other payables	16. Accruals and other payables
	As of December 31,
	2023	2024
	USD’000	USD’000
Wages payables	23	110
Other payables and accruals	455	188
Deferred government grants	30	14
Other tax payables	21	45
	529	357